Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Year ended December 31,	2023	2022
Revenue by source
Operations support services	$886,963	$688,734
Equipment and component sales	57,822	48,728
Construction services	12,435	32,077
	$957,220	$769,539

By commercial terms
Time-and-materials	$575,608	$523,468
Unit-price	363,979	234,047
Lump-sum	17,633	12,024
	$957,220	$769,539

Revenue recognition method
As-invoiced	$600,744	$522,415
Cost-to-cost percent complete	298,654	198,396
Point-in-time	57,822	48,728
	$957,220	$769,539

Schedule of contract balances

	Note	December 31, 2023	December 31, 2022
Contract assets		$35,027	$15,802
Contract liabilities		59	1,411
Long-term contract liabilities	14	16,114	—
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2023	2022
Revenue recognized (derecognized)	$2,598	$(1,201)